Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.1%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	298,762	$16,178
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	52,779	3,201
Flexshares® Developed Markets EX-US Quality Low Volatility Index Fund(1)	89,163	2,477
FlexShares® Disciplined Duration MBS Index Fund(1)	223,043	5,262
FlexShares® Global Quality Real Estate Index Fund(1)	38,844	2,587
FlexShares® High Yield Value-Scored Bond Index Fund(1)	149,369	7,486
FlexShares® International Quality Dividend Index Fund(1)	233,833	6,206
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	170,471	12,443
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	135,205	8,787
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	127,225	4,871
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	92,810	15,807
FlexShares® Quality Dividend Index Fund(1)	161,712	9,078
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	85,987	4,942
Flexshares® US Quality Low Volatility Index Fund(1)	207,643	10,445
iShares 10+ Year Investment Grade Corporate Bond ETF	41,977	2,947
iShares 1-5 Year Investment Grade Corporate Bond ETF	20,309	1,113
iShares 20+ Year Treasury Bond ETF	15,990	2,308
iShares 3-7 Year Treasury Bond ETF	8,523	1,112
iShares 5-10 Year Investment Grade Corporate Bond ETF	14,493	877
iShares 7-10 Year Treasury Bond ETF	14,049	1,623
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.1%continued
iShares MBS ETF	47,733	$5,166
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	241,822	242
Total Investment Companies
(Cost $105,795)		125,158

Total Investments – 100.1%
(Cost $105,795)		125,158
Liabilities less Other Assets – (0.1%)		(121)
NET ASSETS – 100.0%		$125,037

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     1    GLOBAL TACTICAL ASSET ALLOCATION FUND

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued
At June 30, 2021, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	12.6%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	8.3	FlexShares® US Quality Low Volatility Index Fund
U.S. Equity	7.3	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	9.9	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	5.0	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Developed	2.0	Flexshares® Developed Markets EX-US Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	7.0	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.1	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	6.0	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	12.9	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	4.2	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	4.1	iShares MBS ETF
U.S. Bonds - Investment Grade	2.6	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.4	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	1.8	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.3	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.9	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.9	iShares 1-5 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	0.7	iShares 5-10 Year Investment Grade Corporate Bond ETF
Global Infrastructure	3.9	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	3.9	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.2	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$125,158	$—	$—	$125,158

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$17,404	$—	$1,425	$165	$34	$73	$16,178	298,762
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	3,169	—	141	175	(2)	25	3,201	52,779
Flexshares® Developed Markets EX-US Quality Low Volatility Index Fund	2,380	—	—	97	—	30	2,477	89,163
FlexShares® Disciplined Duration MBS Index Fund	5,398	—	71	(65)	—*	34	5,262	223,043
FlexShares® Global Quality Real Estate Index Fund	2,540	—	193	249	(9)	16	2,587	38,844
FlexShares® High Yield Value-Scored Bond Index Fund	7,218	181	—	87	—	103	7,486	149,369
FlexShares® International Quality Dividend Index Fund	6,007	—	—	199	—	74	6,206	233,833
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	11,932	—	—	511	—	122	12,443	170,471
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	8,452	—	123	437	21	48	8,787	135,205
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,604	—	—	267	—	30	4,871	127,225
FlexShares® Morningstar US Market Factor Tilt Index Fund	14,898	—	103	988	24	43	15,807	92,810
FlexShares® Quality Dividend Index Fund	8,856	—	246	437	31	44	9,078	161,712
FlexShares® STOXX® Global Broad Infrastructure Index Fund	4,826	—	—	116	—	34	4,942	85,987
FlexShares® US Quality Low Volatility Index Fund	10,022	—	324	715	32	30	10,445	207,643
Northern Institutional Funds - U.S. Government Portfolio (Shares)	779	5,911	6,448	—	—	—	242	241,822
Total	$108,485	$6,092	$9,074	$4,378	$131	$706	$110,012	2,308,668

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     3    GLOBAL TACTICAL ASSET ALLOCATION FUND